Subsequent Events (Details Narrative) - Veraxa Biotech Holding A G [Member] - CHF (SFr)	6 Months Ended
	Dec. 31, 2025	Feb. 27, 2026
Entity Information [Line Items]
Assets totaling		SFr 73,783,861
Liabilities totaling		SFr 20,108,070
Initial share capital	SFr 100,000
Previously shares	100,000
Share split	11,325,000
Ordinary capital increase	SFr 1,147,904
New total share capital	SFr 1,247,904
Issued of exchange shares	130,000,128
Shareholders in exchange shares	SFr 14,751,067
Exchange ratio	SFr 8.81293
Maximum capital increase	SFr 223,400
Issuance of new shares	25,300,050
Capital Band	SFr 623,952
Additional shares	70,662,564